OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Operations, Reportable Information, by Operating Segment
OPERATING SEGMENTS	OPERATING SEGMENTS
Our organizational structure consists of the following operating segments: Europe, Middle East and Africa; Latin America; North America; Asia Pacific; Global Ventures and Bottling Investments. Our operating structure also included Corporate, which consists of two components: (1) a center focused on strategic initiatives, policy and governance, and (2) an enabling services organization focused on both simplifying and standardizing key transactional processes and providing support to business units through global centers of excellence.
Segment Products and Services
The business of our Company is nonalcoholic beverages. Our geographic operating segments (Europe, Middle East and Africa; Latin America; North America; and Asia Pacific) derive a majority of their revenues from the manufacture and sale of beverage concentrates and syrups and, in some cases, the sale of finished beverages. Our Global Ventures operating segment includes the results of our innocent and doğadan businesses as well as fees earned pursuant to distribution coordination agreements between the Company and Monster. Our Bottling Investments operating segment is composed of our Company-owned or consolidated bottling operations, regardless of the geographic location of the bottler. Our Bottling Investments operating segment also includes equity income from the majority of our equity method investments. Company-owned or consolidated bottling operations derive the majority of their revenues from the sale of finished beverages. Generally, finished product operations produce higher net operating revenues but lower gross profit margins compared to concentrate operations. Refer to Note 3.
The following table sets forth the percentage of total net operating revenues related to concentrate operations and finished product operations:

Year Ended December 31,	2018	2017	2016
Concentrate operations	58%	50%	40%
Finished product operations	42	50	60
Total	100%	100%	100%

Method of Determining Segment Income or Loss
Management evaluates the performance of our operating segments separately to individually monitor the different factors affecting financial performance. Our Company manages income taxes and certain treasury-related items, such as interest income and expense, on a global basis within Corporate. We evaluate segment performance based on income or loss before income taxes.
Geographic Data
The following table provides information related to our net operating revenues (in millions):

Year Ended December 31,	2018	2017	2016
United States	$11,344	$14,727	$19,899
International	22,956	21,485	21,964
Net operating revenues	$34,300	$36,212	$41,863
The following table provides information related to our property, plant and equipment — net (in millions):

Year Ended December 31,	2018	2017	2016
United States	$4,154	$4,163	$6,784
International	5,444	5,475	3,851
Property, plant and equipment — net	$9,598	$9,638	$10,635

Information about our Company's operations by operating segment and Corporate as of and for the years ended December 31, 2018, 2017 and 2016, is as follows (in millions):

	Europe, Middle East & Africa		Latin America	North America	Asia Pacific	Global Ventures	Bottling Investments		Corporate	Eliminations	Consolidated
2018
Net operating revenues:
Third party	$6,535		$3,971	$11,370	$4,797	$767	$6,768		$92	$—	$34,300
Intersegment	564		39	260	388	3	19		—	(1,273)	—
Total net operating revenues	7,099		4,010	11,630	5,185	770	6,787		92	(1,273)	34,300
Operating income (loss)	3,693		2,318	2,318	2,271	152	(197)		(1,403)	—	9,152
Interest income	—		—	57	—	13	—		619	—	689
Interest expense	—		—	—	—	—	—		950	—	950
Depreciation and amortization	77		30	422	58	8	239		252	—	1,086
Equity income (loss) — net	2		(19)	(2)	12	—	828		187	—	1,008
Income (loss) before income taxes	3,386		2,243	2,345	2,298	165	(159)		(2,053)	—	8,225
Identifiable operating assets[1]	7,414	[2]	1,715	17,519	1,996	968	10,525	[2]	22,800	—	62,937
Investments[3]	789		784	400	216	—	14,372		3,718	—	20,279
Capital expenditures	66		90	429	31	11	517		404	—	1,548
2017
Net operating revenues:
Third party	$6,780		$3,953	$8,678	$4,753	$712	$11,223		$113	$—	$36,212
Intersegment	42		73	1,951	409	3	83		—	(2,561)	—
Total net operating revenues	6,822		4,026	10,629	5,162	715	11,306		113	(2,561)	36,212
Operating income (loss)	3,585		2,215	2,472	2,136	159	(806)		(2,006)	—	7,755
Interest income	—		—	36	—	9	—		634	—	679
Interest expense	—		—	—	—	—	—		853	—	853
Depreciation and amortization	86		37	411	65	5	454		202	—	1,260
Equity income (loss) — net	49		(3)	(3)	11	—	878		140	—	1,072
Income (loss) before income taxes	3,666		2,209	2,192	2,168	167	(2,202)		(1,310)	—	6,890
Identifiable operating assets[1]	4,880	[2]	1,896	17,224	2,070	991	11,719	[2]	27,157	—	65,937
Investments[3]	1,238		891	112	177	—	16,005		3,536	—	21,959
Capital expenditures	77		55	541	50	4	737		286	—	1,750
2016
Net operating revenues:
Third party	$6,535		$3,744	$6,479	$4,775	$626	$19,601		$103	$—	$41,863
Intersegment	264		73	3,735	506	8	134		—	(4,720)	—
Total net operating revenues	6,799		3,817	10,214	5,281	634	19,735		103	(4,720)	41,863
Operating income (loss)	3,637		1,951	2,505	2,199	138	1		(1,774)	—	8,657
Interest income	—		—	23	—	4	—		615	—	642
Interest expense	—		—	—	—	—	—		733	—	733
Depreciation and amortization	87		35	426	80	6	1,013		140	—	1,787
Equity income (loss) — net	62		18	(17)	9	—	648		115	—	835
Income (loss) before income taxes	3,718		1,964	2,479	2,227	142	(1,955)		(439)	—	8,136
Capital expenditures	56		45	438	107	6	1,329		281	—	2,262

[1]
Principally cash and cash equivalents, short-term investments, marketable securities, trade accounts receivable, inventories, goodwill, trademarks and other intangible assets, and property, plant and equipment — net.

[2]	Property, plant and equipment — net in South Africa represented 14 percent and 15 percent of consolidated property, plant and equipment — net in 2018 and 2017, respectively.

[3]	Principally equity method investments and other investments in bottling companies.
During 2018, 2017 and 2016, our operating segments and Corporate were impacted by acquisition and divestiture activities. Refer to Note 2.
In 2018, the results of our operating segments and Corporate were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $4 million for Latin America, $175 million for North America, $31 million for Bottling Investments and $237 million for Corporate, and increased by $3 million for Europe, Middle East and Africa and $4 million for Asia Pacific due to the Company's productivity and reinvestment program, including refinements to prior period accruals. In addition, income (loss) before income taxes was reduced by $64 million for Corporate and $4 million for Latin America due to pension settlements related to the Company's productivity and reinvestment program. Refer to Note 14 and Note 19.

•	Operating income (loss) and income (loss) before income taxes were reduced by $450 million for Bottling Investments due to asset impairment charges. Refer to Note 17.

•	Operating income (loss) and income (loss) before income taxes were reduced by $139 million for Bottling Investments due to costs incurred to refranchise certain of our bottling operations.

•	Operating income (loss) and income (loss) before income taxes were reduced by $33 million for Corporate due to tax litigation expense. Refer to Note 12.

•	Operating income (loss) and income (loss) before income taxes were reduced by $19 million for Corporate related to noncapitalizable transaction costs associated with pending and closed transactions.

•	Income (loss) before income taxes was reduced by $554 million for Corporate as a result of an impairment charge related to assets held by CCBA. Refer to Note 17.

•	Income (loss) before income taxes was reduced by $476 million for Bottling Investments due to the refranchising of certain bottling territories in North America. Refer to Note 2.

•
Income (loss) before income taxes was reduced by $334 million for Europe, Middle East and Africa, $205 million for Bottling Investments and $52 million for Latin America due to other-than-temporary impairment charges related to certain of our equity method investees. Refer to Note 17.

•
Income (loss) before income taxes was reduced by $278 million for Corporate related to realized and unrealized gains and losses on equity securities and trading debt securities as well as realized gains and losses on available-for-sale debt securities. Refer to Note 4.

•
Income (loss) before income taxes was reduced by $124 million for Bottling Investments and increased by $13 million for Corporate due to the Company's proportionate share of significant operating and nonoperating items recorded by certain of our equity method investees.

•	Income (loss) before income taxes was reduced by $149 million for Bottling Investments due to pension settlements related to the refranchising of North America bottling operations. Refer to Note 14.

•
Income (loss) before income taxes was reduced by $79 million for Corporate related to economic hedging activity associated with the purchase of Costa, which we acquired on January 3, 2019. Refer to Note 6 and Note 22.

•
Income (loss) before income taxes was reduced by $34 million for North America primarily related to payments made to convert the bottling agreements for certain North America bottling partners' territories to a single form of CBA with additional requirements. Refer to Note 2.

•
Income (loss) before income taxes was reduced by $33 million for Bottling Investments primarily due to the reversal of the cumulative translation adjustments resulting from the substantial liquidation of the Company's former Russian juice operations.

•	Income (loss) before income taxes was reduced by $32 million for Corporate related to acquiring a controlling interest in the Philippine bottling operations. Refer to Note 2.

•	Income (loss) before income taxes was increased by $296 million for Corporate related to the sale of our equity ownership in Lindley. Refer to Note 2.

•	Income (loss) before income taxes was increased by $47 million for Corporate related to the refranchising of our Latin American bottling operations. Refer to Note 2.

•	Income (loss) before income taxes was increased by $27 million for Corporate related to a net gain on the extinguishment of long-term debt. Refer to Note 11.

In 2017, the results of our operating segments and Corporate were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $26 million for Europe, Middle East and Africa, $7 million for Latin America, $241 million for North America, $10 million for Asia Pacific, $57 million for Bottling Investments and $193 million for Corporate due to the Company's productivity and reinvestment program. Income (loss) before income taxes was also reduced by $116 million for Corporate due to pension settlements related to the Company's productivity and reinvestment program. Refer to Note 14 and Note 19.

•	Operating income (loss) and income (loss) before income taxes were reduced by $737 million for Bottling Investments and $34 million for Corporate due to asset impairment charges. Refer to Note 17.

•
Operating income (loss) was reduced by $280 million and income (loss) before income taxes was reduced by $419 million for Bottling Investments due to costs incurred to refranchise certain of our bottling operations. Refer to Note 2.

•	Operating income (loss) and income (loss) before income taxes were reduced by $225 million for Corporate as a result of a cash contribution we made to The Coca-Cola Foundation.

•	Operating income (loss) and income (loss) before income taxes were reduced by $67 million for Corporate due to tax litigation expense. Refer to Note 12.

•
Income (loss) before income taxes was reduced by $4 million for Europe, Middle East and Africa, $2 million for North America, $70 million for Bottling Investments and $16 million for Corporate due to the Company's proportionate share of significant operating and nonoperating items recorded by certain of our equity method investees.

•	Income (loss) before income taxes was reduced by $2,140 million for Bottling Investments due to the refranchising of certain bottling territories in North America. Refer to Note 2.

•	Income (loss) before income taxes was increased by $445 million for Corporate due to a gain recognized resulting from the merger of CCW and CCEJ. Refer to Note 18.

•
Income (loss) before income taxes was reduced by $313 million for North America primarily related to payments made to convert the bottling agreements for certain North America bottling partners' territories to a single form of CBA with additional requirements. Refer to Note 2.

•
Income (loss) before income taxes was increased by $150 million for Corporate related to the remeasurement of our previously held equity interests in CCBA and its South African subsidiary to fair value. Refer to Note 2.

•
Income (loss) before income taxes was increased by $88 million for Corporate due to a gain recognized upon refranchising our China bottling operations and selling a related cost method investment. Refer to Note 2.

•
Income (loss) before income taxes was reduced by $50 million for Corporate due to an other-than-temporary impairment charge related to one of our international equity method investees. Refer to Note 17.

•	Income (loss) before income taxes was reduced by $38 million for Corporate due to the early extinguishment of long-term debt. Refer to Note 11.

•	Income (loss) before income taxes was reduced by $26 million for Corporate due to a charge related to our former German bottling operations.

•
Income (loss) before income taxes was increased by $25 million for Corporate due to Coca‑Cola FEMSA, an equity method investee, issuing additional shares of its stock during the period at a per share amount greater than the carrying value of the Company's per share investment. Refer to Note 17.

In 2016, the results of our operating segments and Corporate were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $32 million for Europe, Middle East and Africa, $134 million for North America, $1 million for Asia Pacific, $322 million for Bottling Investments and $105 million for Corporate and increased by $2 million for Latin America due to the Company's productivity and reinvestment program, including refinements to prior period accruals. Refer to Note 19.

•
Operating income (loss) was reduced by $276 million and income (loss) before income taxes was reduced by $297 million for Bottling Investments due to costs incurred to refranchise certain of our bottling operations. Refer to Note 2.

•	Operating income (loss) and income (loss) before income taxes were reduced by $200 million for Corporate as a result of cash contributions to The Coca-Cola Foundation.

•	Operating income (loss) and income (loss) before income taxes were reduced by $153 million for Bottling Investments due to impairment charges recorded on certain of the Company's intangible assets.

•
Operating income (loss) and income (loss) before income taxes were reduced by $76 million for Latin America due to the write-down we recorded related to our receivables from our bottling partner in Venezuela due to changes in exchange rates. Refer to Note 1.

•
Operating income (loss) and income (loss) before income taxes were reduced by $9 million for Bottling Investments and $32 million for Corporate related to noncapitalizable transaction costs associated with pending and closed transactions.

•	Income (loss) before income taxes was reduced by $118 million for Bottling Investments due to pension settlement charges primarily as a result of our refranchising activities. Refer to Note 14.

•
Income (loss) before income taxes was reduced by $52 million for Bottling Investments and $9 million for Corporate due to the Company's proportionate share of significant operating and nonoperating items recorded by certain of our equity method investees.

•	Income (loss) before income taxes was reduced by $2,456 million for Bottling Investments primarily due to the refranchising of certain bottling territories in North America. Refer to Note 2.

•	Income (loss) before income taxes was increased by $1,323 million for Corporate as a result of the deconsolidation of our German bottling operations. Refer to Note 2.

•	Income (loss) before income taxes was reduced by $72 million for Corporate as a result of remeasuring our net monetary assets denominated in Egyptian pounds. Refer to Note 18.
•
Income (loss) before income taxes was reduced by $31 million for North America related to payments made to convert the bottling agreements for certain North America bottling partners' territories to a single form of CBA with additional requirements. Refer to Note 2.